Operating Segments - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 5,268.5	$ 4,540.4	$ 4,197.2
Cost of sales and services	(4,358.9)	(3,628.2)	(3,537.6)
Gross Profit	909.6	912.2	659.6
Financial income (expense), net	(193.3)	(123.5)	(199.4)
Foreign exchange gain (loss), net	(0.5)	28.2	25.5
Profit (loss) before taxes on income	120.7	(205.8)	27.4
Income tax benefit (expense)	43.6	2.3	(70.9)
Profit (loss) for the period	164.3	(203.5)	(43.5)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	5,268.5	4,540.4	4,197.2
Cost of sales and services	(4,358.9)	(3,628.2)	(3,537.6)
Gross Profit	909.6	912.2	659.6
Operating income (expense)	(595.1)	(1,022.7)	(458.3)
Operating profit before financial income (expense)	314.5	(110.5)	201.3
Financial income (expense), net	(193.3)	(123.5)	(199.4)
Foreign exchange gain (loss), net	(0.5)	28.2	25.5
Profit (loss) before taxes on income	120.7	(205.8)	27.4
Income tax benefit (expense)	43.6	2.3	(70.9)
Profit (loss) for the period	164.3	(203.5)	(43.5)
Operating Segments [member] | Unallocated [member]
Disclosure of operating segments [line items]
Operating income (expense)	(47.1)	(69.5)	(69.0)
Operating profit before financial income (expense)	(47.1)	(69.5)	(69.0)
Financial income (expense), net	(193.3)	(123.5)	(199.4)
Foreign exchange gain (loss), net	(0.5)	28.2	25.5
Income tax benefit (expense)	43.6	2.3	(70.9)
Commercial Aviation [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,846.8	1,543.9	1,316.4
Cost of sales and services	(1,698.3)	(1,382.3)	(1,263.9)
Gross Profit	148.5	161.6	52.5
Operating income (expense)	(124.6)	(145.5)	(57.1)
Operating profit before financial income (expense)	23.9	16.1	(4.6)
Defense & Security [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	515.4	412.6	594.4
Cost of sales and services	(429.6)	(326.9)	(488.4)
Gross Profit	85.8	85.7	106.0
Operating income (expense)	(57.5)	(76.4)	(89.0)
Operating profit before financial income (expense)	28.3	9.3	17.0
Executive Aviation [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,408.2	1,244.4	1,130.1
Cost of sales and services	(1,134.8)	(953.2)	(923.4)
Gross Profit	273.4	291.2	206.7
Operating income (expense)	(146.6)	(141.5)	(76.9)
Operating profit before financial income (expense)	126.8	149.7	129.8
Service & support [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,417.6	1,266.7	1,132.2
Cost of sales and services	(1,039.0)	(912.5)	(827.6)
Gross Profit	378.6	354.2	304.6
Operating income (expense)	(163.4)	(203.4)	(143.2)
Operating profit before financial income (expense)	215.2	150.8	161.4
All Other Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	80.5	72.8	24.1
Cost of sales and services	(57.2)	(53.3)	(34.3)
Gross Profit	23.3	19.5	(10.2)
Operating income (expense)	(55.9)	(386.4)	(23.1)
Operating profit before financial income (expense)	(32.6)	(366.9)	(33.3)
Total reportable Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	5,268.5	4,540.4	4,197.2
Cost of sales and services	(4,358.9)	(3,628.2)	(3,537.6)
Gross Profit	909.6	912.2	659.6
Operating income (expense)	(548.0)	(953.2)	(389.3)
Operating profit before financial income (expense)	$ 361.6	$ (41.0)	$ 270.3